Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Intangible assets under the cost-less-impairment model:
Cryptocurrencies	300	—

Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets, gross	5,203	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,699)	(1,699)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,903)	(4,903)
Total intangible assets subject to amortization, net	—	—
Total intangible assets, net	300	—
Amortization charge for the 6 months ended June 30,	—	—